Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Group's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets, Carrying amount	$ 7	$ 7
Financial assets, Fair value	7	7
Financial liabilities
Financial liabilities, Carrying amount
Financial liabilities, Fair value
Financial liabilities at FVTPL [Member]
Financial liabilities
Financial liabilities, Carrying amount
Financial liabilities, Fair value
Wealth management product [Member]
Financial assets
Financial assets, Carrying amount	7	7
Financial assets, Fair value	$ 7	$ 7